GEOGRAPHIC AREAS AND MAJOR CUSTOMERS	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Geographic Areas And Major Customers
GEOGRAPHIC AREAS AND MAJOR CUSTOMERS

NOTE 8 – GEOGRAPHIC AREAS AND MAJOR CUSTOMERS

A.	Information on sales by geographic distribution:

The Company has one operating segment. Sales are attributed to geographic distribution based on the location of the customer.

	Nine months ended September 30,		Three months ended September 30,
	2023	2022	2023	2022

Israel	5,221	14,514	-	3,301
United States	41,554	35,948	-	-
Mexico	109,824	119,481	-	47,932
Turkey	1,019	-	-	-
Revenues from sales of products	157,618	169,943	-	51,233

B.	Sales to single customers exceeding 10% of sales (US$):

	Nine months ended September 30,		Three months ended September 30,
	2023	2022	2023	2022

Customer A	109,824	119,481	-	47,932
Customer B	41,554	35,948	-	-
Revenues from sales of products	151,378	155,429	-	47,932

C.	Information on Long-Lived Assets - Property, Plant and Equipment and ROU assets by geographic areas:

The following table presents the locations of the Company’s long-lived assets as of September 30, 2023 and 2022:

	As of September 30,
	2023	2022

Israel	118,165	238,982
United States	6,605	13,603
	124,770	252,585

SAVE FOODS, INC.

NOTES TO CONDENSED CONSOLIDATED INTERIM FINANCIAL STATEMENTS (unaudited)

NOTE 18 – GEOGRAPHIC AREAS AND MAJOR CUSTOMERS

A.	Information on sales by geographic distribution:

The Company has one operating segment. Sales are attributed to geographic distribution based on the location of the customer.

	Year ended December 31
	2022	2021

United States	163,644	201,455
Mexico	154,425	221,025
Israel	29,998	15,661
Turkey	45,937	-
Revenues from sales of products	394,004	438,141

SAVE FOODS, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(U.S. dollars, except share and per share data)

B.	Sales to single customers exceeding 10% of sales:

	Year ended December 31
	2022	2021

Customer A	163,644	201,455
Customer B	154,425	221,025
Customer C	45,937	-
Revenues from sales of products	364,006	422,480

C.	Information on Long-Lived Assets - Property, Plant and Equipment and ROU assets by geographic areas:

The following table presents the locations of the Company’s long-lived assets as of December 31, 2022 and 2021:

	Year ended December 31
	2022	2021

Israel	207,779	197,563
United States	11,990	32,994
	219,769	230,557